Intangible Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Intangible Assets Net Excluding Goodwill [Abstract]
Amortization expense for intangible assets	¥ 2,647	$ 402	¥ 1,573
Estimated amortization expenses for next twelve months	2,519
Estimated amortization expenses for year two	2,519
Estimated amortization expenses for year three	2,519
Estimated amortization expenses for year four	2,519
Estimated amortization expenses for year five	¥ 2,519